Current provisions and other current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Development of provisions
Provisions for performance-based compensation plan for managerial staff	€ 69,967	€ 87,719
Provisions for accrued severance payments	34,379	15,847
Provisions for share-based plans	12,165	43,466
Miscellaneous current liabilities
Receivable credit balances	720,585	645,650
Personnel liabilities	707,398	746,743
Put option liabilities	667,371	678,705
Invoices outstanding	262,568	201,251
VAT and other (non-income) tax liabilities	123,935	127,295
Contract liabilities	63,273	428,028
Interest liabilities	58,266	68,558
Deferred Income	42,448	90,003
Legal matters, advisory and audit fees	39,093	36,341
Bonuses, commissions	24,010	22,869
Derivatives	7,109	25,847
Variable payments outstanding for acquisitions	4,794	9,721
Other liabilities	263,498	250,341
Other current liabilities	2,984,348	€ 3,331,352
Current provisions
Development of provisions
Provisions at beginning of period	345,523
Foreign currency translation	14,132
Changes in consolidation group	42
Utilized	(171,372)
Reversed	(25,884)
Additions	209,135
Reclassifications	(780)
Provisions at end of period	370,796
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	164,629
Foreign currency translation	7,070
Changes in consolidation group	42
Utilized	(80,795)
Reversed	(8,858)
Additions	38,950
Reclassifications	13,963
Provisions at end of period	135,001
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	119,244
Foreign currency translation	7,633
Utilized	(82,503)
Reversed	(12,820)
Additions	89,985
Reclassifications	(14,743)
Provisions at end of period	106,796
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period	23,573
Foreign currency translation	(1,769)
Utilized	(625)
Reversed	(702)
Additions	62,188
Provisions at end of period	82,665
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period	38,077
Foreign currency translation	1,198
Utilized	(7,449)
Reversed	(3,504)
Additions	18,012
Provisions at end of period	€ 46,334